Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 4, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A of Deutsche Short Duration High Income Fund, (the “Fund”), a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 96 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing page of the Amendment that it will become effective on December 18, 2017. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Trust: Deutsche Short Duration High Income Fund. The Fund will issue shares in five different classes: Class A, Class T, Class R6, Institutional Class and Class S. The enclosed filing contains the Fund’s statutory Prospectuses and Statements of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.